Summary of Significant Accounting Policies (Details)								3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 27, 2022 USD ($) shares	Apr. 26, 2021 $ / shares shares	Apr. 23, 2021 USD ($) $ / shares shares	Mar. 19, 2021 USD ($)	Nov. 17, 2020 USD ($)	Nov. 11, 2020 USD ($) $ / shares shares	Feb. 19, 2020 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 06, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022	May 17, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit								$ (140,957,114)			$ (140,957,114)		$ (116,956,528)	$ (92,937,863)
Operating loss								(8,463,320)	$ (8,602,292)		(24,657,090)	$ (28,174,226)	(36,915,544)	(27,231,802)
Net cash used in operating activities											(6,200,232)	(28,184,088)	$ (34,081,975)	(29,190,718)
Shares issued (in Dollars per share) | $ / shares																				$ 50
Aggregate purchase amount	$ 14,000,000
Aggregate shares (in Shares) | shares													1,303,610
Purchase agreement																				$ 12,600,000
Revenue amount														30,000,000
Repurchased shares (in Shares) | shares		134,449				600,000
Common stock price per share (in Dollars per share) | $ / shares						$ 10
Purchase price shares (in Dollars per share) | $ / shares		$ 14.87				$ 14.87
Trust account													$ 58,471,961
Redemption Of Ordinary Shares (in Shares) | shares													18,630
Payment of transaction costs													$ 3,702,421
Repayment of loans														487,500
Escrow account amount													495,000
Cash													47,768,410
FDIC amount								250,000			250,000		250,000
Restricted cash								480,000			480,000		$ 480,000	380,000
Contractual terms													10 years						10 years
Cash								13,864,646			13,864,646		$ 15,753,896	32,360,520
Working capital								8,600,000			8,600,000
Stockholders’ equity								6,627,872	29,824,970	$ 23,453,923	6,627,872	29,824,970	$ 23,245,400	$ 27,012,445	$ 13,151,907	$ 17,384,371		$ 23,497,663			$ (881,710)
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchased shares (in Shares) | shares						1,353,750	5,750,000
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchased shares (in Shares) | shares	2,150,000
Effect of reverse recapitalization (in Shares) | shares													9,122,996	9,122,996
Purchased shares (in Shares) | shares														208,532
Repurchase amount													$ 6,000,000
Stockholders’ equity								$ 3,251	$ 2,292	1,986	$ 3,251	$ 2,292	$ 2,427	$ 1,888	$ 3,126	$ 2,498		$ 1,891			$ 2,616
PIPE Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment of transaction costs				$ 14,247,500
Cash				$ 2,500
Stonepeak [Member] | Levo Mobility LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stonepeak and Evolve 49% ownership								49.00%			49.00%		49.00%
Nuvve [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amount of purchase			$ 2,000,000			$ 2,000,000				$ 2,000,000			$ 2,000,000
Purchased shares (in Shares) | shares			134,499							134,499
Common stock price per share (in Dollars per share) | $ / shares			$ 14.87							$ 14.87			$ 14.87
Newborn Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Repayment of loans													$ 487,500
IPO [Member] | Newborn Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock price per share (in Dollars per share) | $ / shares													$ 10
Purchased shares (in Shares) | shares													5,750,000
Private Placement [Member] | Newborn Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchased shares (in Shares) | shares													272,500
Common stock price per share (in Dollars per share) | $ / shares													$ 10
Trust account													$ 57,500,000
Public And Private Units [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds													$ 57,989,380
Earn-out Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue amount														$ 30,000,000
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk													32.10%	32.10%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk													12.40%	12.40%
Customer Five [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk								74.30%	81.90%		46.20%	63.70%	54.70%	44.00%
Customer Five [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk											78.00%		53.60%	56.00%
Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk								62.20%	62.40%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk											65.50%		40.60%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk														32.20%
Two Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk											30.90%	51.10%
Switch EV [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Invested amount																	$ 1,000,000
Subscription Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchased shares (in Shares) | shares						1,425,000
Shares issued (in Dollars per share) | $ / shares						$ 10
Aggregate purchase amount						$ 14,250,000
Newborn [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Dollars per share) | $ / shares													$ 10
Convertible instruments, conversion ratio				0.21240305
Total consideration													$ 100,000,000
Purchase agreement													$ 4,265,785
Newborn [Member] | Earn-out Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Receive amount (in Shares) | shares														4,000,000
Common stock receive amount (in Shares) | shares														4,000,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract Term													1 year
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract Term													12 years
EDF Renewables [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage						5.00%
6% Senior Secured Convertible Debenture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate purchase amount					$ 4,000,000
Convertible debenture percentage					6.00%
Variable Interest Entity, Primary Beneficiary [Member] | Levo Mobility LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest entity											51.00%		51.00%
Cash								$ 27,225			$ 27,225		$ 27,629	$ 28,446
GIV [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract Term													1 year
GIV [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract Term													12 years